LIQUID INSTITUTIONAL RESERVES                                      ANNUAL REPORT

                                                                   June 15, 2000

Dear Shareholder,

We are pleased to present you with the annual report for Liquid Institutional Reserves (the "Funds") for the fiscal year ended April 30, 2000.

MARKET REVIEW

[GRAPHIC]

The Funds' fiscal year was a difficult time for the fixed income market. Rapid economic growth caused the Federal Reserve (the "Fed") to increase short-term interest rates. Yields on fixed income securities rose as interest rates rose, causing losses in almost every sector of the bond market. Diversion of investment funds into technology stocks hurt the bond markets, as did supply surges brought on by Y2K worries. Finally, the market was disrupted by the U.S. Treasury's announcement of a $30 billion buyback of long-term debt for calendar year 2000.

Short-term yields (as measured by the 90-day U.S. Treasury bill) rose from 4.53% to 5.82% during the fiscal year and created more difficult conditions for money market funds. But because of their emphasis on safety, money market funds fared better than the broad bond market.

PERFORMANCE AND PORTFOLIO REVIEW

Current Seven-Day Average Yield(1)      4/30/00       10/31/99        4/30/99
--------------------------------------------------------------------------------
Money Market Fund:
   Institutional Shares                  5.92%         5.21%           4.74%
   Financial Intermediary Shares         5.67          4.96            4.49
Government Securities Fund               5.74          5.03            4.56
Treasury Securities Fund                 5.30          4.45            4.23
--------------------------------------------------------------------------------

Effective Seven-Day Average Yield(1)    4/30/00       10/31/99        4/30/99
--------------------------------------------------------------------------------
Money Market Fund:
   Institutional Shares                  6.10%         5.35%           4.85%
   Financial Intermediary Shares         5.83          5.08            4.59
Government Securities Fund               5.90          5.16            4.66
Treasury Securities Fund                 5.44          4.54            4.32
--------------------------------------------------------------------------------

LIQUID INSTITUTIONAL RESERVES

Investment Goal (all three funds):
High current income to the extent consistent with capital preservation and liquidity

Portfolio Manager:
Susan P.Ryan
Mitchell Hutchins Asset Management Inc.

Commencement:
Institutional Shares--June 3, 1991 (Money Market Fund and Government Securities
Fund) December 6, 1991 (Treasury Securities Fund)

MMF Financial Intermediary Shares original issuance March 17, 1994, ceased April 30, 1995; reissued January 14, 1998

Dividend Payments:
Monthly

(1) Yields will fluctuate.

ANNUAL REPORT                                      LIQUID INSTITUTIONAL RESERVES


Weighted Average Maturity       4/30/00            10/31/99        4/30/99
--------------------------------------------------------------------------------
Money Market Fund               45 days            52 days         54 days
Government Securities Fund      32 days            20 days         42 days
Treasury Securities Fund        45 days            42 days         74 days
--------------------------------------------------------------------------------

Net Assets                      4/30/00            10/31/99        4/30/99
--------------------------------------------------------------------------------
Money Market Fund             $1.901 billion   $1.716 billion    $2.048 billion
Government Securities Fund    $121.9 million   $134.8 million    $138.8 million
Treasury Securities Fund      $118.5 million   $120.2 million    $179.2 million
--------------------------------------------------------------------------------


HIGHLIGHTS

     We expected interest rates to rise during the Funds' fiscal year, and therefore kept the Funds' weighted-average maturities at or below their peer group averages. As 2000 approached we increased weightings in U.S. government and agency obligations to emphasize liquidity and principal stability in the event of any Y2K problems. The new century dawned without major problems, and with the Y2K issue behind us we began to restructure the Funds to balance their goals of principal stability and current income. Throughout the fiscal year, we maintained the Funds' focus on first-tier credit-quality instruments.

OUTLOOK

     We expect an active Fed and rising rates across the yield curve in the first half of 2000. We look for moderating economic growth in the second half of the year, and believe interest rates will stabilize in response to current growth and the absence of real inflationary pressure. As always, we intend to maintain the Funds emphasis on liquidity, high credit quality and portfolio diversity.

LIQUID INSTITUTIONAL RESERVES                                      ANNUAL REPORT



     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on a fund in the PaineWebber Family of Funds,/2/please contact your Financial Advisor.

Sincerely,


/s/ MARGO ALEXANDER                                             /s/ BRIAN M. STORMS

MARGO ALEXANDER                                                 BRIAN M. STORMS
Chairman and Chief Executive Officer                            President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.                         Mitchell Hutchins Asset Management Inc.


/s/ DENNIS L. McCAULEY                                          /s/ SUSAN P. RYAN

DENNIS L. McCAULEY
Managing Director and Chief Investment Office--Fixed Income     Senior Vice President
Mitchell Hutchins Asset Management Inc.                         Mitchell Hutchins Asset Management Inc.
                                                                Portfolio Manager, Liquid Institutional
                                                                Reserves



This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended April 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.


(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

Liquid Institutional Reserves -- Money Market Fund
Statement of Net Assets                                           April 30, 2000

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates              Rates          Value
 ---------                            -------------------- --------------- --------------


 U.S. Government and Agency
 Obligations --  7.89%
 $ 15,000  Federal Home Loan Bank..         05/01/00            6.090*%    $   14,996,115
   10,000  Federal National
            Mortgage Association...         05/01/00            6.120*          9,998,634
  125,000  Student Loan Marketing
            Association............         05/02/00       6.132 to 6.643*    124,982,151
                                                                           --------------
 Total U.S. Government and Agency
 Obligations (cost -- $149,976,900).                                          149,976,900
                                                                           --------------
 Domestic Bank Notes -- 1.05%
   10,000  KeyBank N.A.............         06/26/00            5.650           9,998,971
   10,000  LaSalle Bank N.A........         02/05/01            6.700           9,996,362
                                                                           --------------
 Total Domestic Bank Notes (cost --
  $19,995,333)......................                                           19,995,333
                                                                           --------------
 Yankee Deposit Note -- 0.79%
   15,000  Westpac Banking
            Corporation (cost --
             $14,994,632)..........         01/31/01            6.560          14,994,632
                                                                           --------------
 Yankee Certificates of Deposit --
  9.63%
   15,000  Bank of Nova Scotia.....         02/20/01            6.750          14,994,255
   10,000  Bank of Nova Scotia.....         05/01/00            6.043*          9,995,121
   23,000  Bank of Scotland........         02/28/01            6.770          22,992,757
   25,000  Canadian Imperial Bank
            of Commerce............         05/08/00            6.060          25,000,000
   15,000  Commerzbank AG .........   04/27/01 to 04/30/01 6.810 to 6.880      14,999,055
   10,000  National Westminster
            Bank PLC...............         02/01/01            6.620           9,997,128
   15,000  Royal Bank of Canada....         05/04/00            6.140*         14,999,938
   15,000  Societe Generale........         04/10/01            6.800          14,995,308
   15,000  Societe Generale........         05/19/00            6.075*         14,997,137
   25,000  Svenska Handelsbanken...   05/22/00 to 03/07/01 5.280 to 6.620      24,983,750
   15,000  Westpac Banking
            Corporation............         01/18/01            6.545          14,994,885
                                                                           --------------
 Total Certificates of Deposit
 (cost -- $182,949,334).............                                          182,949,334
                                                                           --------------
 Time Deposit -- 2.10%
   40,000  Societe Generale
            (cost -- $40,000,000) .         05/01/00            6.063          40,000,000
                                                                           --------------
 Commercial Paper@ -- 66.29%
 Asset Backed-Banking -- 11.04%
   43,076  Atlantis One Funding....   05/10/00 to 05/19/00 5.910 to 6.060      42,965,420
  167,155  Centric Capital
            Corporation............   05/01/00 to 06/07/00 6.030 to 6.070     166,868,546
                                                                           --------------
                                                                              209,833,966
                                                                           --------------
 Asset Backed-Credit Cards -- 1.57%
   30,000  Riverwoods Funding
            Corporation............         05/16/00            6.040          29,924,500
                                                                           --------------

Liquid Institutional Reserves -- Money Market Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates           Value
 ---------                            -------------------- --------------  --------------


 Commercial Paper@ -- (continued)
 Asset Backed-Miscellaneous --
  15.03%
  $11,127  Delaware Funding
            Corporation............         05/25/00           5.950%      $   11,082,863
   60,283  Enterprise Funding
            Corporation............         05/03/00           6.040           60,262,772
    9,490  Falcon Asset
            Securitization
            Corporation............         05/02/00           6.050            9,488,405
   10,000  Parthenon Receivables
            Funding LLC............         05/15/00           6.070            9,976,394
   65,000  Quincy Capital
            Corporation............   05/01/00 to 05/08/00 6.030 to 6.050      64,953,100
   65,000  Triple-A One Funding
            Corporation............   05/05/00 to 05/22/00 6.040 to 6.060      64,896,618
   30,000  Variable Funding Capital
            Corporation............   05/10/00 to 05/23/00 6.040 to 6.050      29,943,764
   35,000  Variable Funding Capital
            Corporation............   05/08/00 to 05/15/00 6.100 to 6.126*     35,000,000
                                                                           --------------
                                                                              285,603,916
                                                                           --------------
 Auto & Truck -- 3.68%
   20,000  BMW US Capital
            Incorporated...........         05/17/00           6.020           19,946,489
   50,000  Ford Motor Credit
            Corporation............         05/04/00           6.010           49,974,958
                                                                           --------------
                                                                               69,921,447
                                                                           --------------
 Banking-Domestic -- 13.91%
   30,000  Abbey National North
            America................         05/25/00           6.040           29,879,200
   25,000  BCI Funding Corporation.         05/15/00           6.030           24,941,375
   25,000  Cariplo Finance
            Incorporated...........         05/11/00           6.020           24,958,195
   25,000  Den Danske Corporation..         05/10/00           6.020           24,962,375
   45,000  Dexia CLF Finance
            Company................   05/08/00 to 06/05/00 5.940 to 6.100      44,852,514
   50,000  Fortis Funding LLC .....         05/02/00           6.020           49,991,639
   65,000  Santander Finance
            (Delaware) Inc.........   05/04/00 to 05/15/00 5.900 to 6.020      64,886,090
                                                                           --------------
                                                                              264,471,388
                                                                           --------------
 Banking-Foreign -- 1.05%
   20,000  Nationwide Building
            Society ...............         05/17/00           6.020           19,946,489
                                                                           --------------
 Broker-Dealer -- 8.15%
   50,000  Bear Stearns Companies,
            Incorporated...........   05/08/00 to 05/11/00 5.940 to 6.020      49,931,905
   25,000  Goldman Sachs Group,
            L.P. ..................         05/11/00           6.060           24,957,917
   80,000  Morgan Stanley, Dean
            Witter & Company.......   07/12/00 to 11/03/00     6.213*          80,000,000
                                                                           --------------
                                                                              154,889,822
                                                                           --------------
 Consumer Products -- 0.42%
    8,070  Kimberly Clark
            Corporation............         05/15/00           6.030            8,051,076
                                                                           --------------
 Drugs, Health Care -- 0.94%
   18,000  Glaxo Wellcome PLC......         05/16/00           5.900           17,955,750
                                                                           --------------
 Electronics -- 0.79%
   15,000  Emerson Electric
            Company................         05/04/00           6.030           14,992,463
                                                                           --------------
 Finance-Conduit -- 1.57%
   10,000  MetLife Funding
            Incorporated...........         07/06/00           6.120            9,887,800
   20,000  UBS Finance (Delaware)
            LLC....................         05/01/00           6.040           20,000,000
                                                                           --------------
                                                                               29,887,800
                                                                           --------------

Liquid Institutional Reserves -- Money Market Fund

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates             Rates          Value
 ---------                            -------------------- -------------- --------------


 Commercial Paper@ -- (concluded)
 Finance-Subsidiary -- 1.58%
  $30,000  Deutsche Bank Financial
            Inc. ..................         05/11/00           6.040%     $   29,949,667
                                                                          --------------
 Insurance -- 3.68%
   30,000  AEGON Funding...........         05/08/00           6.010          29,964,942
   40,000  Prudential Funding
            Corporation............   05/02/00 to 05/19/00 6.010 to 6.030     39,950,601
                                                                          --------------
                                                                              69,915,543
                                                                          --------------
 Insurance-Property/Casualty --
  0.53%
   10,000  A.I. Credit Corporation.         05/01/00           6.030          10,000,000
                                                                          --------------
 Metals & Mining -- 1.82%
   34,700  Rio Tinto America
            Incorporated...........   05/08/00 to 05/18/00 6.000 to 6.020     34,634,878
                                                                          --------------
 Printing & Publishing -- 0.53%
   10,000  Gannett Company.........         05/05/00           6.080           9,993,244
                                                                          --------------
 Total Commercial Paper (cost --
  $1,259,971,949)...................                                       1,259,971,949
                                                                          --------------
 Short-Term Corporate Obligations -- 7.37%
 Asset Backed-Finance -- 2.63%
   35,000  Beta Finance
            Incorporated...........   01/19/01 to 02/18/01 5.620 to 6.200     35,000,000
   15,000  Beta Finance
            Incorporated...........         05/01/00           6.200*         15,000,000
                                                                          --------------
                                                                              50,000,000
                                                                          --------------
 Auto & Truck -- 0.79%
    5,000  Ford Motor Credit
            Corporation............         08/15/00           6.850           5,015,186
   10,000  General Motors
            Acceptance Corporation.         05/01/00           6.180*         10,000,117
                                                                          --------------
                                                                              15,015,303
                                                                          --------------
 Banking-Domestic -- 0.79%
   15,000  Morgan (J.P.) & Company
            Incorporated...........         05/16/00           6.120*         15,000,000
                                                                          --------------
 Banking-Foreign -- 0.79%
   15,000  Bank of Scotland
            Treasury Services PLC..         05/08/00           6.113*         15,000,000
                                                                          --------------

 Broker-Dealer -- 1.32%
   10,000  Merrill Lynch & Company,
            Incorporated...........         02/07/01           6.740           9,999,267
   15,000  Merrill Lynch & Company,
            Incorporated...........         05/08/00           6.093*         14,998,744
                                                                          --------------
                                                                              24,998,011
                                                                          --------------
 Computers -- 0.26%
    5,000  International Business
            Machines Corporation...         07/10/00           5.755           5,000,096
                                                                          --------------
 Finance-Diversified -- 0.79%
   15,000  Associates Corporation
            of North America.......         06/29/00           6.112*         14,998,565
                                                                          --------------
 Total Short-Term Corporate
  Obligations (cost --
   $140,011,975)....................                                         140,011,975
                                                                          --------------

Liquid Institutional Reserves -- Money Market Fund

 Number of
  Shares
   (000)                                                              Value
 ---------                                                        --------------


 Money Market Funds -- 4.97%
  81,896   AIM Liquid Assets Money Market Portfolio............   $   81,896,107
  12,623   AIM Prime Money Market Portfolio....................       12,622,824
                                                                  --------------
 Total Money Market Funds (cost -- $94,518,931).................      94,518,931
                                                                  --------------
 Total Investments (cost -- $1,902,419,054 which approximates
  cost for federal income tax purposes) -- 100.09%..............   1,902,419,054
 Liabilities in excess of other assets  -- (0.09)%..............     (1,671,319)
                                                                  --------------
 Net Assets (applicable to 1,836,113,304 and 64,633,823 of
  Institutional Shares and Financial Intermediary Shares,
  respectively, each equivalent to $1.00 per share) -- 100.00%..  $1,900,747,735
                                                                  ==============

---------
@ Interest rates shown reflect the discount rates at time of purchase.
* Variable Rate Securities-Maturity date reflects earlier of reset date or maturity date. The interest rates shown are current rates as of April 30, 2000 and reset periodically.

                      Weighted Average Maturity -- 45 days



                 See accompanying notes to financial statements

Liquid Institutional Reserves -- Government Securities Fund
Statement of Net Assets                                           April 30, 2000

 Principal
  Amount                                    Maturity          Interest
   (000)                                     Dates              Rates         Value
 ---------                            -------------------- --------------- ------------

 U.S. Government and Agency Obligations -- 100.37%
  $ 6,964  Federal Farm Credit
            Bank...................   05/01/00 to 05/18/00      5.880@%    $  6,957,753
    1,500  Federal Home Loan Bank .         05/17/00            5.135         1,500,000
    8,221  Federal Home Loan Bank..         05/19/00            5.880@        8,196,830
   10,000  Federal Home Loan
            Mortgage Corporation...         06/06/00            5.960@        9,940,400
   14,000  Federal National
            Mortgage Association...   05/04/00 to 05/16/00      5.870@       13,973,585
    5,000  Federal National
            Mortgage Association...   02/22/01 to 02/23/01 6.445 to 6.570     4,996,905
   35,000  Student Loan Marketing
            Association............   05/11/00 to 06/21/00 5.850 to 5.950@   34,841,063
    2,000  Student Loan Marketing
            Association............         05/02/00            6.282*        1,999,506
   40,000  Tennessee Valley
            Authority..............   05/03/00 to 05/18/00 5.840 to 5.940@   39,943,025
                                                                           ------------
 Total Investments (cost --
   $122,349,067 which approximates
  cost for
  federal income tax purposes) --
   100.37%..........................                                        122,349,067
 Liabilities in excess of other
  assets  -- (0.37)%................                                          (451,613)
                                                                           ------------
 Net Assets (applicable to
  121,888,414 Institutional Shares,
  equivalent to $1.00 per share) --
   100.00%..........................                                       $121,897,454
                                                                           ============

---------
@ Interest rates shown are the discount rates at time of purchase.
* Variable Rate Securities-Maturity date reflects earlier of reset date or maturity date. The interest rates shown are current rates as of April 30, 2000 and reset periodically.

                      Weighted Average Maturity -- 32 days


                 See accompanying notes to financial statements

Liquid Institutional Reserves -- Treasury Securities Fund
Statement of Net Assets                                           April 30, 2000

 Principal
  Amount                                   Maturity          Interest
   (000)                                    Dates             Rates           Value
 ---------                           -------------------- --------------   ------------

 U.S. Treasury Obligations -- 76.16%
  $66,815  U.S. Treasury Bills.....  05/04/00 to 02/01/01 5.350 to 5.840@% $ 66,270,742
   24,000  U.S. Treasury Notes.....  06/30/00 to 07/31/00 5.375 to 6.125     24,001,258
                                                                           ------------
 Total U.S. Treasury Obligations
 (cost -- $90,272,000)..............                                         90,272,000
                                                                           ------------
 Number of
  Shares
   (000)
 ---------

 Money Market Funds -- 2.24%
    2,649  AIM Tax Advantage Money
            Market Portfolio
            (cost -- $2,649,313)...                                           2,649,313
                                                                           ------------
 Total Investments (cost --
   $92,921,313 which approximates
  cost for federal income tax
  purposes) -- 78.40%...............                                         92,921,313
 Other assets in excess of
 liabilities -- 21.60%*.............                                         25,603,850
                                                                           ------------
 Net Assets (applicable to
  118,521,375 Institutional Shares,
  equivalent to $1.00 per share) --
   100.00%..........................                                       $118,525,163
                                                                           ============

---------
@ Interest rates shown reflect the discount rates at time of purchase.
* Includes a receivable of a $25,000,000 U.S. Treasury Note maturing on April 30, 2000, yielding 5.625%.

                     Weighted Average Maturity -- 45 days*


                 See accompanying notes to financial statements

Liquid Institutional Reserves
Statement of Operations

                                                   For the Year Ended
                                                     April 30, 2000
                                           ------------------------------------
                                                         Government   Treasury
                                           Money Market  Securities  Securities
                                               Fund         Fund        Fund
                                           ------------  ----------  ----------
Investment income:
Interest.................................  $100,143,113  $7,932,493  $6,570,823
                                           ------------  ----------  ----------
Expenses:
Investment advisory and administration...     4,515,497     367,653     335,066
Transfer agency and related services
 fees....................................       361,236      32,179      29,108
Custody and accounting...................       180,620      16,567      13,402
State and federal registration fees......       137,102      18,824      27,025
Legal and audit..........................        92,101      19,906      27,673
Shareholder servicing fees -- Financial
 Intermediary shares.....................        66,100      --          --
Reports and notices to shareholders......        48,768      15,607      18,424
Insurance expense........................        44,444       1,649       2,781
Trustees' fees...........................        10,500      10,500      10,500
Other expenses...........................        28,332       1,515       2,496
                                           ------------  ----------  ----------
                                              5,484,700     484,400     466,475
Less: Fee waivers and expense
 reimbursements from adviser.............      (376,748)    (59,053)    (78,314)
                                           ------------  ----------  ----------
Net expenses.............................     5,107,952     425,347     388,161
                                           ------------  ----------  ----------
Net investment income....................    95,035,161   7,507,146   6,182,662
Net realized gains (losses) from
 investment transactions.................         1,283       9,952        (121)
                                           ------------  ----------  ----------
Net increase in net assets resulting from
 operations..............................  $ 95,036,444  $7,517,098  $6,182,541
                                           ============  ==========  ==========


                 See accompanying notes to financial statements

Liquid Institutional Reserves -- Money Market Fund
Statement of Changes in Net Assets

                                                      For the Years Ended
                                                           April 30,
                                                 ------------------------------
                                                      2000            1999
                                                 --------------  --------------
From operations:
Net investment income..........................  $   95,035,161  $   94,951,866
Net realized gains from investment
 transactions..................................           1,283          44,391
                                                 --------------  --------------
Net increase in net assets resulting from
 operations....................................      95,036,444      94,996,257
                                                 --------------  --------------
Dividends to shareholders from:
Net investment income -- Institutional shares..     (93,698,675)    (94,471,543)
Net investment income -- Financial Intermediary
 shares........................................      (1,336,486)       (480,323)
                                                 --------------  --------------
Total dividends to shareholders................     (95,035,161)    (94,951,866)
                                                 --------------  --------------
Net increase (decrease) in net assets from
 beneficial interest transactions..............    (147,634,006)    440,244,875
                                                 --------------  --------------
Net increase (decrease) in net assets..........    (147,632,723)    440,289,266
Net Assets:
Beginning of year..............................   2,048,380,458   1,608,091,192
                                                 --------------  --------------
End of year....................................  $1,900,747,735  $2,048,380,458
                                                 ==============  ==============



                 See accompanying notes to financial statements

Liquid Institutional Reserves -- Government Securities Fund
Statement of Changes in Net Assets

                                                       For the Years Ended
                                                            April 30,
                                                    --------------------------
                                                        2000          1999
                                                    ------------  ------------
From operations:
Net investment income.............................. $  7,507,146  $  5,600,628
Net realized gains from investment transactions....        9,952        10,565
                                                    ------------  ------------
Net increase in net assets resulting from
 operations........................................    7,517,098     5,611,193
                                                    ------------  ------------
Dividends and distributions to shareholders from:
Net investment income -- Institutional shares......   (7,507,146)   (5,600,628)
Net realized gain from investment transactions --
  Institutional shares ............................      (10,565)      --
                                                    ------------  ------------
Total dividends and distributions to shareholders..   (7,517,711)   (5,600,628)
                                                    ------------  ------------
Net increase (decrease) in net assets from
 beneficial interest transactions..................  (16,884,706)   38,632,650
                                                    ------------  ------------
Net increase (decrease) in net assets..............  (16,885,319)   38,643,215
Net Assets:
Beginning of year..................................  138,782,773   100,139,558
                                                    ------------  ------------
End of year........................................ $121,897,454  $138,782,773
                                                    ============  ============



                 See accompanying notes to financial statements

Liquid Institutional Reserves -- Treasury Securities Fund
Statement of Changes in Net Assets

                                                        For the Years Ended
                                                             April 30,
                                                     --------------------------
                                                         2000          1999
                                                     ------------  ------------
From operations:
Net investment income..............................  $  6,182,662  $  8,375,074
Net realized gains (losses) from investment
 transactions......................................          (121)      166,129
                                                     ------------  ------------
Net increase in net assets resulting from
 operations........................................     6,182,541     8,541,203
                                                     ------------  ------------
Dividends and distributions to shareholders from:
Net investment income -- Institutional shares......    (6,182,662)   (8,375,074)
Net realized gain from investment transactions --
  Institutional shares.............................      (166,129)      --
                                                     ------------  ------------
Total dividends and distributions to shareholders..    (6,348,791)   (8,375,074)
                                                     ------------  ------------
Net decrease in net assets from beneficial interest
 transactions......................................   (60,535,731)     (646,662)
                                                     ------------  ------------
Net decrease in net assets.........................   (60,701,981)     (480,533)
Net Assets:
Beginning of year..................................   179,227,144   179,707,677
                                                     ------------  ------------
End of year........................................  $118,525,163  $179,227,144
                                                     ============  ============


                 See accompanying notes to financial statements

Notes to Financial Statements

Organization and Significant Accounting Policies

 Liquid Institutional Reserves (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds").

 The Funds offer two classes of shares, Institutional shares and Financial In-termediary shares. Each class represents interests in the same assets of a Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that mat-ters pertaining to the Shareholder Services Plan or to the Financial Intermedi-ary shares are submitted to shareholders for approval, only the holders of Fi-nancial Intermediary shares shall be entitled to vote thereon. For the year ended April 30, 2000 the Government Securities Fund and the Treasury Securities Fund had no Financial Intermediary shares outstanding.

 The preparation of financial statements in accordance with accounting princi-ples generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

 Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

 Repurchase Agreements--The Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Mar-ket Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), sub-adviser and sub-administrator of the Fund, a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), the adviser and administrator of the Funds.

 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are re-classified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Concentration of Risk

 The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Notes to Financial Statements

Investment Adviser and Administrator

 The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets. At April 30, 2000, the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund owed PaineWebber $357,392, $13,709 and $13,930, respectively, in investment advisory and administration fees.

 Mitchell Hutchins serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Con-tract") between PaineWebber and Mitchell Hutchins. In accordance with the Sub-Advisory Contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the Advisory Contract, net of waivers and/or re-imbursements.

 For the period May 1, 1999 to May 31, 1999, PaineWebber and Mitchell Hutchins voluntarily waived 0.05% of these advisory fees and reimbursed a portion of ex-penses to maintain each Fund's total annual operating expenses at a level not exceeding 0.30% and 0.55% of the Funds' average daily net assets for Institu-tional shares and Financial Intermediary shares, respectively. Effective June 1, 1999, PaineWebber and Mitchell Hutchins discontinued the advisory fee waiv-ers for the Funds and agreed to reimburse a portion of expenses to maintain the Funds total annual operating expenses at a level not exceeding 0.28%, 0.29% and 0.29% of the Money Market Fund, the Government Securities Fund and the Treasury Securities Funds' average daily net assets for Institutional shares, respec-tively, and 0.53% of the Money Market Fund's average daily net assets for Fi-nancial Intermediary shares. For the year ended April 30, 2000, PaineWebber and Mitchell Hutchins waived or reimbursed $376,748, $59,053 and $78,314 in invest-ment advisory and administration fees and other expenses from the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund, respec-tively.

Federal Tax Status

 Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated in-vestment companies. Accordingly, no provision for federal income taxes is re-quired. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.
Shareholder Service Plan and Agreement

 Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, each Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays the entire fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares. At April 30, 2000, the Money Market Fund owed PaineWebber $6,435 in shareholder service fees.

Notes to Financial Statements

Money Market Fund Bond

 Effective September 30, 1999, the Money Market Fund obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit en-hancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is in-tended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the period September 30, 1999 to April 30, 2000, the Money Market Fund did not use this insurance bond.
Other Liabilities

 At April 30, 2000, the Funds had the following liabilities outstanding:

                                                                     Dividends
                                                                      Payable
                                                                     ----------
  Money Market Fund................................................. $8,693,756
  Government Securities Fund........................................    593,594
  Treasury Securities Fund..........................................    548,203

Notes to Financial Statements

Shares of Beneficial Interest

 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                  Financial
                              Institutional Shares           Intermediary Shares*
                         --------------------------------  -------------------------
                                                             For the Years Ended
                          For the Years Ended April 30,           April 30,
                         --------------------------------  -------------------------
                              2000             1999            2000         1999
                         ---------------  ---------------  ------------  -----------
Money Market Fund:
Shares sold.............  12,555,684,920   12,503,291,139   125,615,287   44,909,334
Shares repurchased...... (12,844,886,813) (12,145,857,186)  (72,982,693) (49,210,334)
Dividends reinvested....      88,935,293       87,111,922       --           --
                         ---------------  ---------------  ------------  -----------
Net increase (decrease)
 in shares outstanding..    (200,266,600)     444,545,875    52,632,594   (4,301,000)
                         ===============  ===============  ============  ===========
Government Securities
 Fund:
Shares sold.............     348,454,081      281,772,626
Shares repurchased......    (372,396,988)    (248,308,554)
Dividends reinvested....       7,058,201        5,168,578
                         ---------------  ---------------
Net increase (decrease)
 in shares outstanding..     (16,884,706)      38,632,650
                         ===============  ===============
Treasury Securities
 Fund:
Shares sold.............     221,556,579      476,238,175
Shares repurchased......    (288,382,268)    (485,058,321)
Dividends reinvested....       6,289,958        8,173,484
                         ---------------  ---------------
Net decrease in shares
 outstanding............     (60,535,731)        (646,662)
                         ===============  ===============

-------
* For the years ended April 30, 2000 and April 30, 1999, there were no transactions in Financial Intermediary shares for the Government Securities Fund and Treasury Securities Fund.

Liquid Institutional Reserves -- Money Market Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                      Financial Intermediary
                                          Institutional Shares                               Shares**
                          --------------------------------------------------------  -----------------------------
                                                                                                        For the
                                                                                                        Period
                                                                                     For the Years    January 14,
                                     For the Years Ended April 30,                  Ended April 30,    1998+ to
                          --------------------------------------------------------  ----------------   April 30,
                             2000        1999        1998        1997       1996     2000     1999       1998
                          ----------  ----------  ----------  ----------  --------  -------  -------  -----------
Net asset value,
 beginning of period....  $     1.00  $     1.00  $     1.00  $     1.00  $   1.00  $  1.00  $  1.00    $  1.00
                          ----------  ----------  ----------  ----------  --------  -------  -------    -------
Net investment income...       0.053       0.051       0.054       0.052     0.055    0.050    0.048      0.015
                          ----------  ----------  ----------  ----------  --------  -------  -------    -------
Dividends from net
 investment income......      (0.053)     (0.051)     (0.054)     (0.052)   (0.055)  (0.050)  (0.048)    (0.015)
                          ----------  ----------  ----------  ----------  --------  -------  -------    -------
Net asset value, end of
 period.................  $     1.00  $     1.00  $     1.00  $     1.00  $   1.00  $  1.00  $  1.00    $  1.00
                          ==========  ==========  ==========  ==========  ========  =======  =======    =======
Total investment
 return (1).............        5.40%       5.22%       5.52%       5.33%     5.61%    5.14%    4.96%      1.51%
                          ==========  ==========  ==========  ==========  ========  =======  =======    =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $1,836,114  $2,036,379  $1,591,789  $1,246,799  $421,878  $64,634  $12,002    $16,302
Expenses to average net
 assets net of
 waivers/reimbursements
 from adviser...........        0.28%       0.26%       0.29%       0.25%     0.31%    0.53%    0.51%      0.54%*
Expenses to average net
 assets before
 waivers/reimbursements
 from adviser...........        0.30%       0.31%       0.34%       0.30%     0.37%    0.55%    0.56%      0.59%*
Net investment income to
 average net assets net
 of
 waivers/reimbursements
 from adviser...........        5.26%       5.07%       5.38%       5.24%     5.47%    5.05%    4.82%      5.13%*
Net investment income to
 average net assets
 before
 waivers/reimbursements
 from adviser...........        5.24%       5.02%       5.33%       5.19%     5.41%    5.03%    4.77%      5.07%*

---------

+ Issuance of shares.
* Annualized
** For the period May 1, 1997 to January 13, 1998 there were no outstanding
   Financial Intermediary Shares.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

Liquid Institutional Reserves -- Government Securities Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                          Institutional Shares
                               -----------------------------------------------
                                      For the Years Ended April 30,
                               -----------------------------------------------
                                 2000      1999      1998      1997     1996
                               --------  --------  --------  --------  -------
Net asset value, beginning of
 year........................  $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
                               --------  --------  --------  --------  -------
Net investment income........     0.051     0.049     0.052     0.051    0.053
Net realized gains from
 investment transactions.....     --        --        --        --       0.001
                               --------  --------  --------  --------  -------
Net increase from investment
 operations..................     0.051     0.049     0.052     0.051    0.054
                               --------  --------  --------  --------  -------
Dividends from net investment
 income......................    (0.051)   (0.049)   (0.052)   (0.051)  (0.054)
                               --------  --------  --------  --------  -------
Net asset value, end of year.  $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
                               ========  ========  ========  ========  =======
Total investment return (1)..      5.22%     5.04%     5.32%     5.20%    5.50%
                               ========  ========  ========  ========  =======
Ratios/Supplemental Data:
Net assets, end of year
 (000's).....................  $121,897  $138,783  $100,140  $106,843  $43,770
Expenses to average net
 assets net of
 waivers/reimbursements from
 adviser.....................      0.29%     0.28%     0.30%     0.30%    0.32%
Expenses to average net
 assets before
 waivers/reimbursements from
 adviser.....................      0.33%     0.33%     0.59%     0.53%    0.56%
Net investment income to
 average net assets net of
 waivers/reimbursements from
 adviser.....................      5.10%     4.90%     5.21%     5.09%    5.52%
Net investment income to
 average net assets before
 waivers/reimbursements from
 adviser.....................      5.06%     4.85%     4.91%     4.86%    5.28%

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

Liquid Institutional Reserves -- Treasury Securities Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                            Institutional Shares
                                 ----------------------------------------------
                                       For the Years Ended April 30,
                                 ----------------------------------------------
                                   2000      1999      1998     1997     1996
                                 --------  --------  --------  -------  -------
Net asset value, beginning of
 year..........................  $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                 --------  --------  --------  -------  -------
Net investment income..........     0.049     0.046     0.051    0.049    0.048
Net realized gains from
 investment transactions.......     --        --        --       --       0.003
                                 --------  --------  --------  -------  -------
Net increase from investment
 operations....................     0.049     0.046     0.051    0.049    0.051
                                 --------  --------  --------  -------  -------
Dividends from net investment
 income........................    (0.047)   (0.046)   (0.051)  (0.049)  (0.051)
Distributions from net realized
 gains from investment
 transactions..................    (0.002)    --        --       --       --
                                 --------  --------  --------  -------  -------
Total dividends and
 distributions to shareholders.    (0.049)   (0.046)   (0.051)  (0.049)  (0.051)
                                 --------  --------  --------  -------  -------
Net asset value, end of year...  $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                 ========  ========  ========  =======  =======
Total investment return (1)....      4.97%     4.68%     5.23%    5.02%    5.23%
                                 ========  ========  ========  =======  =======
Ratios/Supplemental Data:
Net assets, end of year
 (000's).......................  $118,525  $179,227  $179,708  $65,893  $19,624
Expenses to average net assets
 net of waivers/reimbursements
 from adviser..................      0.29%     0.28%     0.30%    0.30%    0.32%
Expenses to average net assets
 before waivers/reimbursements
 from adviser..................      0.35%     0.33%     0.47%    0.72%    0.94%
Net investment income to
 average net assets net of
 waivers/reimbursements from
 adviser.......................      4.61%     4.57%     5.09%    4.97%    5.71%
Net investment income to
 average net assets before
 waivers/reimbursements from
 adviser.......................      4.55%     4.52%     4.92%    4.56%    5.09%

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

Liquid Institutional Reserves
Report of Independent Auditors

The Board of Trustees and Shareholders of Liquid Institutional Reserves

 We have audited the accompanying statement of net assets of Liquid Institu-tional Reserves (comprising, respectively, the Money Market Fund, Government Securities Fund and Treasury Securities Fund) as of April 30, 2000, and the re-lated statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the fi-nancial highlights for each of the periods indicated. These financial state-ments and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included con-firmation of securities owned at April 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting princi-ples used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits pro-vide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Liquid Institutional Reserves at April 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.


New York, New York
June 7, 2000

Liquid Institutional Reserves
Tax Information (unaudited)

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (April 30, 2000) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid by the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund during the fiscal year were derived from net investment income. These amounts are taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

 Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need to be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information report-ing.

 Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2000. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax ad-visers with respect to the tax consequences of their investment in each respec-tive Fund.

TRUSTEES

E. Garrett Bewkes, Jr.                      Meyer Feldberg
Chairman                                    George W. Gowen
                                            Frederic V. Malek
Margo N. Alexander                          Carl W. Schafer
Richard Q. Armstrong                        Brian M. Storms
Richard R. Burt
Mary C. Farrell

OFFICERS

Margo N. Alexander                          Paul H. Schubert
President                                   Vice President and Treasurer

Dianne E. O'Donnell                         Dennis L. McCauley
Vice President and Secretary                Vice President

                                            Susan P. Ryan
                                            Vice President

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUBADVISER AND SUBADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or correspondent firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
 .   High Income Fund
 .   Investment Grade Income Fund
 .   Low Duration U.S. Government Income Fund
 .   Strategic Income Fund
 .   U.S. Government Income Fund

TAX-FREE BOND FUNDS
 .   California Tax Free Income Fund
 .   Municipal High Income Fund
 .   National Tax-Free Income Fund
 .   New York Tax-Free Income Fund

STOCK FUNDS
 .   Enhanced S&P 500 Fund
 .   Enhanced Nasdaq 100 Fund
 .   Financial Services Growth Fund
 .   Growth Fund
 .   Growth and Income Fund
 .   Mid Cap Fund
 .   Small Cap Fund
 .   S&P 500 Index Fund
 .   Strategy Fund
 .   Tax-Managed Equity Fund
 .   Utility Income Fund

ASSET ALLOCATION FUNDS
 .   Balanced Fund
 .   Tactical Allocation Fund

GLOBAL FUNDS
 .   Asia Pacific Growth Fund
 .   Emerging Markets Equity Fund
 .   Global Equity Fund
 .   Global Income Fund

PAINEWEBBER MONEY MARKET FUND



ANNUAL REPORT



LIQUID

INSTITUTIONAL

RESERVES





APRIL 30, 2000


                                  PaineWebber
                        (C)2000 PaineWebber Incorporated
                               All Rights Reserved
                                   Member SIPC